Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Revenue
Operating expenses:
Research and development, including patent cost of $42,259 expensed off for the three months ended March 31, 2017 (Note 9)	(46,747)	(1,487)
General and administrative	(1,044)	(428)
Loss from operations	(47,791)	(1,915)
Foreign exchange gain, net	74	2
Interest income	5	4
Loss before income tax	(47,712)	(1,909)
Income tax benefit
Net loss	(47,712)	(1,909)
Less: Net loss attributable to noncontrolling interests	(316)	(65)
Net loss attributable to BeyondSpring Inc.	$ (47,396)	$ (1,844)
Net loss per share
Net loss per share —basic and diluted (in dollars per share)	$ (2.66)	$ (0.12)
Weighted-average shares outstanding
Denominator: Weighted average number of ordinary shares outstanding—basic and diluted (in shares)	17,834,676	15,750,000
Other comprehensive loss
Foreign currency translation adjustment gain (loss)	$ (4)	$ 6
Comprehensive loss	(47,716)	(1,903)
Less: Comprehensive loss attributable to noncontrolling interests	(315)	(63)
Comprehensive loss attributable to BeyondSpring Inc.	$ (47,401)	$ (1,840)